Debt - Narrative (Details)	1 Months Ended		15 Months Ended
	Jun. 30, 2020 USD ($)	Feb. 28, 2017 USD ($)	Sep. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Feb. 17, 2017 $ / shares	Feb. 13, 2017 $ / shares
Golar Bear Facility | Variable Interest Entity, Primary Beneficiary | Long-term Debt
Debt Instrument [Line Items]
Debt instrument, face amount	$ 110,000,000
Proceeds from lines of credit	$ 100,000,000		$ 10,000,000
Debt instrument, term	7 years
Debt instrument, interest rate (in percentage)	4.64%
2017 convertible bonds | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount		$ 402,500,000	$ 317,300,000
Debt instrument, interest rate (in percentage)		2.75%
Conversion ratio		0.0265308
Initial conversion price | $ / shares					$ 37.69
Closing share price | $ / shares						$ 27.92
Debt instrument, conversion premium					35.00%
2017 convertible bonds | Convertible Debt | Subsequent Event
Debt Instrument [Line Items]
Debt partially redeemed				$ 85,200,000
7% unsecured bonds | Unsecured Debt | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, face amount				$ 300,000,000
Debt instrument, interest rate (in percentage)				7.00%